Consolidated statement of changes in shareholders' equity (Parenthetical) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Consolidated statement of changes in shareholders' equity
Dividends recognised distributions		€ 0
Dividends recognized (in EUR per share)		€ 0.10	€ 0.19
Dividends proposed (in EUR per share)	€ 0.00